Loans - Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party loans [Roll Forward]
Balance, beginning of year	$ 13,972	$ 20,072
Advances	1,669	418
Less: repayments	(2,861)	(856)
Less: reduction due to change in director	0	(5,662)
Balance, end of year	$ 12,780	$ 13,972